Fees Summary	Sep. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,784,000
Previously Paid Amount	0.00
Total Fee Amount	936.87
Total Offset Amount	0.00
Net Fee	936.87
Narrative - Max Aggregate Offering Price	$ 6,784,000
Final Prospectus	true